Dividends (Details) $ in Thousands			12 Months Ended
	Nov. 20, 2020 USD ($)	Aug. 11, 2020 USD ($)	Dec. 31, 2023 USD ($) policy
Dividends.
Quarterly dividend policy, term (in years)		3 years
Total cash dividend amount expected to be paid		$ 300,000
Quarterly dividend amount expected to be paid		$ 25,000
Additional quarterly dividend policy, term (in years)	3 years
Additional total cash dividend amount expected to be paid	$ 200,000
Additional quarterly dividend amount expected to be paid	$ 16,670
Number of quarterly dividend policy expired | policy			2
Dividends payable			$ 0